Exhibit 99.2	Exhibit C to Indenture Supplement to Indenture

SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

BAseries

BA CREDIT CARD TRUST
____________________________________________

MONTHLY PERIOD ENDING FEBRUARY 28, 2014
____________________________________________

Reference is made to the Third Amended and Restated Series 2001-D Supplement (the "Series 2001-D Supplement"), dated as of March 2, 2009, among BA Credit Card Funding, LLC as Transferor, FIA Card Services, National Association as Servicer, and The Bank of New York Mellon, as Trustee, the Second Amended and Restated Indenture (the "Indenture"), dated as of October 20, 2006 and the Amended and Restated BAseries Indenture Supplement (the "Indenture Supplement"), dated as of  June 10, 2006, each between BA Credit Card Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee. Terms used herein and not defined herein have the meanings ascribed to them in the Third Amended and Restated 2001-D Supplement, the Second Amended and Restated Indenture and the Amended and Restated BAseries Indenture Supplement, as applicable.

The following computations are prepared with respect to the Transfer Date of March 14, 2014 and with respect to the performance of the Trust during the related Monthly Period.

Where indicated below, data presented in this Monthly Certificateholders’ Statement was produced utilizing FIA’s daily trust payment methodology as opposed to FIA’s cardholder cycle payment methodology.  See “Variances in Trust
Reporting Compared with Cardholder Reporting” in the endnotes below for a description of the two payment prioritization methodologies utilized by FIA and their differences.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 20, 2006 or March 2, 2009, or included as an exhibit to a report on Form 8-K filed by FIA Card Services, National Association, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the SEC under File Nos. 0000838440, 0000936988 and 0001128250, respectively, on June 13, 2006.

A.
In accordance with Section 3.01 of the Amended and Restated BAseries Indenture Supplement dated as of June 10, 2006, between BA Credit Card Trust and The Bank of New York Mellon, BAseries Available Funds shall be applied in the priority described in the chart below. This chart is only an overview of the application and priority of payments of BAseries Available Funds. For a more detailed description, please see the Amended and Restated BAseries Indenture Supplement as included in Exhibit 4.5 to Registrant's Form 8-K filed with SEC on June 13, 2006.

Priority of Payments
BAseries Available Funds

B.	Targeted deposits to Interest Funding sub-Accounts:

Targeted Deposit to Interest Funding sub-Account for applicable Monthly Period		Actual Deposit to Interest Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Interest Funding sub-account Balance prior to Withdrawals*	Interest Funding sub-Account Earnings
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$217,612.50	$217,612.50	$0.00	$217,612.50	$0.00
Class A(2006-7)	$54,703.13	$54,703.13	$0.00	$54,703.13	$0.00
Class A(2007-1)	$2,154,166.67	$2,154,166.67	$0.00	$2,154,166.67	$0.00
Class A(2007-3)	$67,400.63	$67,400.63	$0.00	$67,400.63	$0.00
Class A(2007-4)	$43,762.50	$43,762.50	$0.00	$43,762.50	$0.00
Class A(2007-5)	$40,665.17	$40,665.17	$0.00	$40,665.17	$0.00
Class A(2007-6)	$120,656.25	$120,656.25	$0.00	$120,656.25	$0.00
Class A(2007-10)	$126,281.25	$126,281.25	$0.00	$126,281.25	$0.00
Class A(2007-11)	$67,350.00	$67,350.00	$0.00	$67,350.00	$0.00
Class A(2007-15)	$548,643.75	$548,643.75	$0.00	$548,643.75	$0.00
Class A(2008-2)	$1,363,593.75	$1,363,593.75	$0.00	$1,363,593.75	$0.00
Class A(2008-4)	$594,596.25	$594,596.25	$0.00	$594,596.25	$0.00
Class A(2008-8)	$978,375.00	$978,375.00	$0.00	$978,375.00	$0.00
Class A(2014-1)	$839,486.67	$839,486.67	$0.00	$839,486.67	$0.00
Class A Total:	$7,217,293.52	$7,217,293.52	$0.00	$7,217,293.52	$0.00

Class B:
Class B(2004-1)	$1,297,916.67	$1,297,916.67	$0.00	$1,297,916.67	$0.00
Class B(2005-3)	$58,762.15	$58,762.15	$0.00	$58,762.15	$0.00
Class B(2007-3)	$46,528.13	$46,528.13	$0.00	$46,528.13	$0.00
Class B(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Total:	$1,403,206.95	$1,403,206.95	$0.00	$1,403,206.95	$0.00

Class C:
Class C(2004-2)	$217,490.63	$217,490.63	$0.00	$217,490.63	$0.00
Class C(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class C Total:	$217,490.63	$217,490.63	$0.00	$217,490.63	$0.00

Total:	$8,837,991.10	$8,837,991.10	$0.00	$8,837,991.10	$0.00

* The Interest Funding Account Balance for Class A (2001-Emerald) reflects activity as of the end of the Monthly Period.

C.	Interest to be paid on the corresponding Payment Date:*

	CUSIP Number	Interest Payment Date	Interest Rate	Amount of interest to be paid on corresponding Interest Payment Date
Class A:
Class A(2004-3)	55264TCL3	March 17, 2014	0.4145000%	$217,612.50
Class A(2006-7)	05522RAB4	March 17, 2014	0.1945000%	$54,703.13
Class A(2007-1)	05522RAS7	March 17, 2014	5.1700000%	$2,154,166.67
Class A(2007-3)	05522AAC9	March 17, 2014	0.1745000%	$67,400.63
Class A(2007-4)	05522AAD7	March 17, 2014	0.1945000%	$43,762.50
Class A(2007-5)	05522RAX6	March 17, 2014	0.1366000%	$40,665.17
Class A(2007-6)	05522RAZ1	March 17, 2014	0.2145000%	$120,656.25
Class A(2007-10)	05522RBF4	March 17, 2014	0.2245000%	$126,281.25
Class A(2007-11)	05522RBG2	March 17, 2014	0.2245000%	$67,350.00
Class A(2007-15)	05522RBQ0	March 17, 2014	0.5045000%	$548,643.75
Class A(2008-2)	05522RBW7	March 17, 2014	1.4545000%	$1,363,593.75
Class A(2008-4)	05522RBY3	March 17, 2014	1.5545000%	$594,596.25
Class A(2008-8)	05522RCF3	March 17, 2014	1.3045000%	$978,375.00
Class A(2014-1)	05522RCQ9	March 17, 2014	0.5396700%	$839,486.67
Class A Total:				$7,217,293.52

Class B:
Class B(2004-1)	55264TCN9	March 17, 2014	4.4500000%	$1,297,916.67
Class B(2005-3)	023409135	March 17, 2014	0.5190000%	$58,762.15
Class B(2007-3)	05522RAY4	March 17, 2014	0.3545000%	$46,528.13
Class B Total:				$1,403,206.95

Class C:
Class C(2004-2)	55264TCR0	March 17, 2014	1.0545000%	$217,490.63
Class C Total:				$217,490.63

Total:				$8,837,991.10

* For Interest Payment information on the Emerald Note program, refer to Exhibit B to the Class A(2001-Emerald) Terms Document.

D.	Targeted deposits to Class C Reserve sub-Accounts:

Targeted Deposit to Class C Reserve sub-Account for applicable Monthly Period	Actual Deposit to Class C Reserve sub-Account for applicable Monthly Period	Class C Reserve sub-Account Balance on Transfer Date prior to withdrawals	Class C Reserve sub-Account Earnings	Amount of interest to be paid on corresponding Interest Payment Date

NOTHING TO REPORT

E.	Withdrawals to be made from the Class C Reserve sub-Accounts on the corresponding Transfer Date:

Targeted Deposit to Withdrawals for Interest	Actual Deposit to Withdrawals for Principal	Class C Reserve Class C Reserve sub-Account Balance on Transfer Date after withdrawals

NOTHING TO REPORT

F.	Targeted deposits to Principal Funding sub-Accounts:

Targeted Deposit to Principal Funding sub-Account for applicable Monthly Period		Actual Deposit to Principal Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Principal Funding sub-Account Balance on Transfer Date	Principal Funding sub-Account Earnings

Class A(2007-5)	$396,927,017.00	$396,927,017.00	$0.00	$396,927,017.00	$0.00
Class B(2004-1)	$350,000,000.00	$350,000,000.00	$0.00	$350,000,000.00	$0.00
Class B(2007-3)	$175,000,000.00	$175,000,000.00	$0.00	$175,000,000.00	$0.00

G.	Principal to be paid on the corresponding Principal Payment Date:

	CUSIP Number	Principal Payment Date	Amount of principal to be paid on corresponding Principal Payment Date
Class A:
Class A(2007-5)	05522RAX6	March 20, 2014	$396,927,017.00
Class A Total:			$396,927,017.00
Class B:

Class B(2004-1)	55264TCN9	March 17, 2014	$350,000,000.00
Class B(2007-3)	05522RAY4	March 17, 2014	$175,000,000.00
Class B Total:			$525,000,000.00

Total:			$921,927,017.00

H.	Stated Principal Amount, Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

Initial Dollar Principal Amount		Outstanding Principal Amount	Adjusted Outstanding Principal Amount	Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$700,000,000.00	$700,000,000.00	$700,000,000.00
Class A(2006-7)	$375,000,000.00	$375,000,000.00	$375,000,000.00	$375,000,000.00
Class A(2007-1)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2007-3)	$515,000,000.00	$515,000,000.00	$515,000,000.00	$515,000,000.00
Class A(2007-4)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class A(2007-5)	$396,927,017.00	$0.00	$0.00	$0.00
Class A(2007-6)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A(2007-10)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A(2007-11)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A(2007-15)	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00
Class A(2008-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2008-4)	$510,000,000.00	$510,000,000.00	$510,000,000.00	$510,000,000.00
Class A(2008-8)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A(2014-1)	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00
Class A Total:	$10,646,927,017.00	$10,250,000,000.00	$10,250,000,000.00	$10,250,000,000.00

Class B:
Class B(2004-1)	$350,000,000.00	$0.00	$0.00	$0.00
Class B(2005-3)	$150,962,500.00	$150,962,500.00	$150,962,500.00	$150,962,500.00
Class B(2007-3)	$175,000,000.00	$0.00	$0.00	$0.00
Class B(2010-1)	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00
Class B Total:	$4,025,962,500.00	$3,500,962,500.00	$3,500,962,500.00	$3,500,962,500.00

Class C:
Class C(2004-2)	$275,000,000.00	$275,000,000.00	$275,000,000.00	$275,000,000.00
Class C(2010-1)	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00
Class C Total:	$2,250,000,000.00	$2,250,000,000.00	$2,250,000,000.00	$2,250,000,000.00

Total:	$16,922,889,517.00	$16,000,962,500.00	$16,000,962,500.00	$16,000,962,500.00

I.	Class A Usage of Class B and Class C Subordinated Amounts:

Class A Usage of Class B Subordinated Amount for this Monthly Period	Class A Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount

NOTHING TO REPORT

J.	Class B Usage of Class C Subordinated Amounts:

Class B Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordinated Amount

NOTHING TO REPORT

K.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

	Beginning Nominal Liquidation Amount*	Increases from accretions on Principal for Discount Notes	Increases from amounts withdrawn from the Principal Funding sub-Account in respect of Prefunding Excess Amount	Reimbursements from Available Funds	Reductions due to reallocations of Available Principal Amounts	Reductions due to Investor Charge-Offs	Reductions due to amounts on deposit in the Principal Funding sub-Account	Ending Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$700,000,000.00
Class A(2006-7)	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00
Class A(2007-1)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2007-3)	$515,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$515,000,000.00
Class A(2007-4)	$300,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00
Class A(2007-5)	$396,927,017.00	$0.00	$0.00	$0.00	$0.00	$0.00	$396,927,017.00	$0.00
Class A(2007-6)	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class A(2007-10)	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class A(2007-11)	$400,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00
Class A(2007-15)	$1,450,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,450,000,000.00
Class A(2008-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2008-4)	$510,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$510,000,000.00
Class A(2008-8)	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
Class A(2014-1)	$1,750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,750,000,000.00
Class A Total:	$10,646,927,017.00	$0.00	$0.00	$0.00	$0.00	$0.00	$396,927,017.00	$10,250,000,000.00

Class B:
Class B(2004-1)	$350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$350,000,000.00	$0.00
Class B(2005-3)	$150,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,962,500.00
Class B(2007-3)	$175,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$175,000,000.00	$0.00
Class B(2010-1)	$3,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,350,000,000.00
Class B Total:	$4,025,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$525,000,000.00	$3,500,962,500.00

Class C:
Class C(2004-2)	$275,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$275,000,000.00
Class C(2010-1)	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00
Class C Total:	$2,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$2,250,000,000.00

Total:	$16,922,889,517.00	$0.00	$0.00	$0.00	$0.00	$0.00	$921,927,017.00	$16,000,962,500.00

* The Beginning Nominal Liquidation Amount for Class A(2001-Emerald) is reported as of the end of the Monthly Period.

L.	Excess Available Funds and 3 Month Excess Available Funds:

Excess Available Funds	$201,795,362.62†
Is 3 Month Excess Available Funds < 0 ? (Yes/No)	No

M.	Other Performance Triggers

Has a Class C Reserve sub-Account funding trigger occurred? (Yes/No)	No

N.         Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: February 6, 2014

Endnotes to Schedule to Monthly Noteholders’ Statement.

† Variances in Trust Reporting Compared with Cardholder Reporting

This data was produced utilizing FIA’s daily trust payment methodology as opposed to FIA’s cardholder cycle payment methodology.

FIA currently utilizes two payment prioritization methodologies when servicing credit card accounts.  The cardholder cycle payment methodology is utilized for customer calculations such as balance subject to finance charge, finance charges billed, and statement balance reporting functions.  The daily trust payment methodology is utilized for reporting on the assets in the BA Master Credit Card Trust II portfolio. FIA believes that these two methodologies have been utilized since approximately 1996.

The cardholder methodology prioritizes payments to balances by the interest rate applied to the balance, then, within each rate bucket, by the type of balance, generally fees and finance charge receivable balances before principal receivable balances. This methodology runs only when an account cycles once per month, reprocessing all transactions since the last statement. Although a customer’s outstanding balance is updated daily under the cardholder methodology as transactions are posted to the system, the component balances (which define principal receivable and finance charge receivable portions) are updated only once per month at the time an account cycles.

The trust methodology prioritizes payments by balance type, generally paying all outstanding fees and finance charge receivable balances before paying outstanding principal receivable balances. Also, the trust methodology prioritizes some types of credit adjustments between principal receivable balances and finance charge receivable balances differently than does the cardholder methodology. Under the trust methodology, principal receivable and finance charge receivable balances are updated daily as an output of the daily payment allocation.

FIA has begun to implement a systems initiative that will consolidate these methodologies into a single payment prioritization methodology. Upon completion of this initiative, currently expected in mid-2014, this consolidated methodology will prioritize payments and credit adjustments to balances similar to the cardholder methodology but will do so on a daily basis similar to the trust methodology.

The two current methodologies agree on the total outstanding balance for each credit card account, but they vary with respect to the component principal receivable and finance charge receivable balances. This variance is primarily due to differences in the prioritization applied to payments and credit adjustments under each of the two methodologies.  Due to differences in frequency with which principal receivable and finance charge receivable balances are updated under the two methodologies, FIA is not able to precisely quantify the variance in the component principal receivable and finance charge receivable balances at any point in time. However, if the cardholder methodology had been utilized for reporting on the assets in the BA Master Credit Card Trust II portfolio for the February 2014 Monthly Period, FIA estimates the reported aggregate principal receivable balance would have been approximately 3% or approximately $1.7 billion lower and the aggregate finance charge receivable balance would have been higher by a corresponding dollar amount, in each case as compared with the respective amounts reported herein as of the end of the day on the last day of the February 2014 Monthly Period.  While this estimated amount represents the variance that has accumulated under the two methodologies over time, due to systems limitations FIA is not able to determine the rate of such accumulation in the past or what variance may accumulate going forward prior to the implementation of the consolidated methodology.

Certain reported BA Master Credit Card Trust II performance and related metrics are calculated, in part, based on component principal receivable or finance charge receivable balances arising in the credit card accounts at one or more points in time and/or on the amount of collections of principal receivables or finance charge receivables received during each relevant period. These metrics include, but are not limited to, historical information presented in Annex I to each of the Issuer’s prospectuses and information included in this and prior periodic reports filed on Form 10-D. FIA expects, therefore, that the reported results for all such reported performance and related metrics have been, are, and will be different than would otherwise have been the case had the trust methodology used the same prioritization for payments and credit adjustments as utilized by the cardholder methodology. However, due to systems limitations, FIA is not able to accurately quantify what impact these different payment and credit adjustment prioritization methodologies have had and will have on these performance and related metrics, and is not able to estimate what the impact will be at the time of conversion to the consolidated methodology.

While financial reporting for BA Master Credit Card Trust II, including certain calculations dependent on the characterization of a receivable as a principal receivable or a finance charge receivable, is impacted by the different methodologies, the two methodologies do agree on total outstanding balance and total payments received for each credit card account.  Cardholder payments and credit adjustments have been, and continue to be, applied and recorded to cardholder accounts in accordance with cardholder agreements under the cardholder methodology.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders' Statement this 10th day of March, 2014.

FIA CARD SERVICES, NATIONAL ASSOCIATION,
Servicer

By: /s/Michelle D. Dumont
Name: Michelle D. Dumont
Title: Senior Vice President